Natural and environmental resources (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Natural and environmental resources
Beginning Balance	$ 45,216,133
Ending Balance	47,665,794	$ 45,216,133
Cost | Oil and gas investments
Natural and environmental resources
Beginning Balance	94,175,842	88,338,471
Additions/capitalizations	9,101,220	11,899,832
CPO-09 asset acquisition	424,451
Abandonment cost update (Note 23)		0
Disposals	(117,146)	(503,017)
Write off exploratory assets and dry wells (3)		0
Capitalized financial interests	344,925	256,382
Exchange differences capitalized	1,653	1,158
Fair value adjustment in business combination	207,570
Field reversal	15,764
Foreign currency translation	4,507,413	(6,179,993)
Transfers/reclassifications	193,836	363,009
Ending Balance	108,855,528	94,175,842
Cost | Assets retirement obligations
Natural and environmental resources
Beginning Balance	10,146,543	7,104,903
Additions/capitalizations	23,475	3,197
Abandonment cost update (Note 23)	(2,084,907)	3,262,348
Disposals		0
Write off exploratory assets and dry wells (3)		0
Capitalized financial interests		0
Exchange differences capitalized		0
Field reversal	2,295
Foreign currency translation	156,821	(220,433)
Transfers/reclassifications	4,469	(3,472)
Ending Balance	8,248,696	10,146,543
Cost | Exploration and evaluation
Natural and environmental resources
Beginning Balance	9,718,731	10,480,025
Additions/capitalizations	1,416,141	2,061,406
CPO-09 asset acquisition	325,772
Abandonment cost update (Note 23)	(3,313)	(67,112)
Disposals		0
Write off exploratory assets and dry wells (3)	(1,108,134)	(1,472,397)
Capitalized financial interests	36,186	89,952
Exchange differences capitalized	173	404
Fair value adjustment in business combination	88,205
Foreign currency translation	54,759	(875,454)
Transfers/reclassifications	(476,634)	(498,093)
Ending Balance	10,051,886	9,718,731
Accumulated depreciation and impairment losses | Oil and gas investments
Natural and environmental resources
Beginning Balance	(63,009,839)	(58,382,473)
Depletion expense	(7,083,306)	(6,098,607)
Loss of impairment (Note 18)	(254,073)	(1,898,824)
Disposals	91,270	79,824
Foreign currency translation	(2,431,237)	3,249,017
Transfers/reclassifications	(242,912)	41,224
Ending Balance	(72,930,097)	(63,009,839)
Accumulated depreciation and impairment losses | Assets retirement obligations
Natural and environmental resources
Beginning Balance	(5,478,111)	(5,088,086)
Depletion expense	(874,349)	(507,651)
Loss of impairment (Note 18)		0
Disposals		0
Foreign currency translation	(79,882)	117,626
Transfers/reclassifications	(11,879)	0
Ending Balance	(6,444,221)	(5,478,111)
Accumulated depreciation and impairment losses | Exploration and evaluation
Natural and environmental resources
Beginning Balance	(337,033)	(129,230)
Depletion expense		0
Loss of impairment (Note 18)	(78,895)	(254,708)
Disposals		0
Foreign currency translation		0
Transfers/reclassifications	299,930	46,905
Ending Balance	(115,998)	(337,033)
Natural and environmental resources
Natural and environmental resources
Beginning Balance	45,216,133	42,323,610
Ending Balance	47,665,794	45,216,133
Natural and environmental resources | Oil and gas investments
Natural and environmental resources
Beginning Balance	31,166,003	29,955,998
Ending Balance	35,925,431	31,166,003
Natural and environmental resources | Assets retirement obligations
Natural and environmental resources
Beginning Balance	4,668,432	2,016,817
Ending Balance	1,804,475	4,668,432
Natural and environmental resources | Exploration and evaluation
Natural and environmental resources
Beginning Balance	9,381,698	10,350,795
Ending Balance	9,935,888	9,381,698
Natural and environmental resources | Cost
Natural and environmental resources
Beginning Balance	114,041,116	105,923,399
Additions/capitalizations	10,540,836	13,964,435
CPO-09 asset acquisition	750,223
Abandonment cost update (Note 23)	(2,088,220)	3,195,236
Disposals	(117,146)	(503,017)
Write off exploratory assets and dry wells (3)	(1,108,134)	(1,472,397)
Capitalized financial interests	381,111	346,334
Exchange differences capitalized	1,826	1,562
Fair value adjustment in business combination	295,775
Field reversal	18,059
Foreign currency translation	4,718,993	(7,275,880)
Transfers/reclassifications	(278,329)	(138,556)
Ending Balance	127,156,110	114,041,116
Natural and environmental resources | Accumulated depreciation and impairment losses
Natural and environmental resources
Beginning Balance	(68,824,983)	(63,599,789)
Depletion expense	(7,957,655)	(6,606,258)
Loss of impairment (Note 18)	(332,968)	(2,153,532)
Disposals	91,270	79,824
Foreign currency translation	(2,511,119)	3,366,643
Transfers/reclassifications	45,139	88,129
Ending Balance	$ (79,490,316)	$ (68,824,983)